Note 33 (Tables)	6 Months Ended
Jun. 30, 2022
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the accompanying condensed consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method, as per the breakdown below:

Dividend income (Millions of Euros)
	June 2022	June 2021
Non-trading financial assets mandatorily at fair value through profit or loss	13	59
Financial assets at fair value through other comprehensive income	63	66
Total	76	125